Derivative Instruments and Fair Value Measurements (Details) (Interest Rate Swap [Member], Not Designated as Hedging Instrument [Member], USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	$ 1,001,329	$ 1,032,000
Derivative, Inception Date	Feb. 01, 2011
Derivative, Maturity Date	Jan. 24, 2021
Fair value	$ (112,124)	$ (94,882)